ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
ASSETS HELD FOR SALE
Summary of assets held for sale by segment

	12/31/2020	12/31/2019
Generation	289,331	3,144,351
Transmission	—	399,168
Total assets classified as held for sale	289,331	3,543,519

Generation	—	1,692,708
Total liabilities associated to assets classified as held for sale	—	1,692,708

Schedule of details of SPEs held for sale

Investments in Eletrobras Generation SPEs classified as assets held for sale	12/31/2020
Chapada Piauí I	124,484
Chapada Piauí II	164,847
289,331

Generation
ASSETS HELD FOR SALE
Schedule of main assets and liabilities classified as held for sale

	Generation
	12/31/2020	12/31/2019
Cash and cash equivalents	—	116,873
Customers	—	22,377
Taxes and social contributions	—	12,466
Fixed Assets	—	2,299,696
Intangible Assets	—	90,709
Investments	289,331	217,240
Other assets	—	384,990
Total assets of the subsidiary classified as held for sale	289,331	3,144,351

Suppliers	—	10,720
Loans and financing	—	1,277,642
Taxes and social contributions	—	4,310
Provisions for contingencies	—	439
AFAC	—	173,749
Other liabilities	—	225,848
Subsidiary's liabilities associated to assets classified as held for sale	—	1,692,708

Transmission
ASSETS HELD FOR SALE
Schedule of details of SPEs held for sale

Investments in Eletrobras' Transmission SPEs classified as
assets held for sale	12/31/2019
Companhia de Transmissão Centroeste de Minas	18,737
Luziania-Niquelandia Transmissora	31,182
Manaus Transmissora de Energia	349,249
399,168